OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2013	2012

Payroll and related accruals	$1,895	$1,719
Accrued expenses - subcontractors	1,053	883
Accrued expenses	607	564
Accrued commissions	434	357
Tax authorities	361	140
Others	-	87

	$4,350	$3,750